Description of Business and Basis of Presentation - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 11, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020	Jun. 30, 2020 USD ($) Segment	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)
Description of Business and Basis of Presentation [Line Items]
Number of reportable segments | Segment				3	3
Stock split, description			2-for-1	On June 11, 2020, the Company amended its certificate of incorporation to effect a 2-for-1 forward stock split of shares of the Company's outstanding common stock, such that each share of common stock, $0.001 par value became two shares of common stock, $0.001 par value per share.	2-for-1
Proceeds from underwriting discount and commission				$ 504,023
Stock offering expenses					$ 2,400	$ 0
Forward stock split	2		2	2
IPO
Description of Business and Basis of Presentation [Line Items]
Stock issued during period shares | shares	24,437,500
Sale of stock, price per share | $ / shares	$ 22.00
Proceeds from underwriting discount and commission	$ 504,000	$ 504,000
Stock offering expenses	$ 7,500	$ 7,500
Underwriters
Description of Business and Basis of Presentation [Line Items]
Stock issued during period shares | shares	3,187,500